Consolidated schedule of investments
Macquarie Wealth Builder Fund	February 28, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	175,385	$ 11,878
GNMA
Series 2013-113 LY 3.00% 5/20/43	392,297	356,425
Series 2017-10 KZ 3.00% 1/20/47	1,207	1,072
Total Agency Collateralized Mortgage Obligations (cost $422,680)		369,375

Agency Mortgage-Backed Securities — 9.02%
Fannie Mae 3.50% 10/1/42	288,441	268,632
Fannie Mae S.F. 15 yr
2.00% 8/1/36	863,953	781,369
2.50% 8/1/36	518,431	480,590
4.50% 9/1/37	67,482	67,020
Fannie Mae S.F. 20 yr
2.00% 3/1/41	84,664	73,199
2.00% 5/1/41	720,337	622,637
4.00% 8/1/42	411,950	395,843
4.00% 9/1/42	485,432	466,452
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,514,912	2,032,446
2.00% 3/1/51	2,418,970	1,949,897
2.50% 8/1/50	527,905	449,205
2.50% 1/1/51	231,575	197,385
2.50% 8/1/51	255,451	215,969
2.50% 11/1/51	312,335	262,372
2.50% 2/1/52	2,368,530	2,003,232
2.50% 3/1/52	3,466,910	2,900,521
2.50% 4/1/52	2,256,876	1,897,224
3.00% 11/1/49	232,030	207,463
3.00% 3/1/50	326,668	289,945
3.00% 2/1/52	540,698	474,368
3.00% 5/1/52	989,644	867,733
3.00% 6/1/52	620,010	544,356
3.00% 7/1/52	2,793,857	2,436,017
3.50% 1/1/46	99,633	93,399
3.50% 12/1/47	4,232,484	3,889,060
3.50% 9/1/52	4,996,601	4,592,078
4.00% 6/1/48	73,116	69,675
4.00% 10/1/48	256,534	245,414
4.00% 5/1/51	381,803	363,621
NQ- 129 [0225] 0425 (4371880)    1

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 6/1/52	427,810	$ 401,892
4.00% 9/1/52	746,262	701,012
4.50% 9/1/48	283,923	277,665
4.50% 1/1/50	1,236,233	1,226,996
4.50% 10/1/52	1,917,297	1,851,853
4.50% 2/1/53	1,357,131	1,310,951
5.00% 7/1/47	603,523	611,204
5.00% 7/1/49	62,224	62,391
5.00% 8/1/49	506,425	509,642
5.00% 8/1/53	918,902	905,818
5.50% 5/1/44	1,042,331	1,071,868
5.50% 8/1/52	349,382	352,885
5.50% 10/1/52	79,642	80,209
6.00% 1/1/42	604,609	632,986
6.00% 5/1/53	328,761	336,476
6.00% 6/1/53	173,624	177,214
6.00% 9/1/53	863,793	880,017
Fannie Mae S.F. 30 yr TBA
5.50% 3/1/55	5,301,000	5,307,609
6.00% 3/1/55	3,589,000	3,647,634
Freddie Mac S.F. 15 yr
3.00% 3/1/35	414,581	396,970
4.50% 9/1/37	356,388	353,631
Freddie Mac S.F. 20 yr
2.00% 8/1/42	929,696	798,101
2.50% 2/1/42	166,028	145,614
2.50% 3/1/42	648,750	568,542
2.50% 9/1/42	401,641	352,310
3.00% 9/1/40	152,356	140,189
3.00% 6/1/42	254,154	230,387
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,601,079	1,282,600
2.50% 11/1/50	317,461	268,988
2.50% 5/1/51	92,858	79,061
3.00% 11/1/46	970,041	865,288
3.00% 12/1/50	330,195	293,013
3.00% 8/1/51	594,948	523,431
4.00% 9/1/49	904,035	859,788
4.00% 8/1/52	394,966	371,557
4.00% 9/1/52	671,768	631,260
4.00% 3/1/54	1,057,794	992,054
2    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 4/1/54	967,205	$ 907,090
4.50% 10/1/52	5,614,305	5,422,667
5.00% 7/1/52	502,638	503,032
5.00% 9/1/52	1,441,666	1,437,580
5.00% 11/1/52	134,222	132,534
5.00% 2/1/53	1,993,108	1,966,786
5.00% 6/1/53	580,878	575,042
5.50% 9/1/52	575,244	581,509
5.50% 10/1/52	486,369	490,245
5.50% 3/1/53	287,132	290,842
5.50% 6/1/53	2,757,942	2,767,495
5.50% 11/1/54	900,866	902,595
6.00% 1/1/53	298,846	308,371

GNMA I S.F. 30 yr 3.00% 8/15/45	662,408	597,418
GNMA II S.F. 30 yr
3.00% 12/20/51	499,150	444,232
5.50% 5/20/53	1,549,087	1,559,963
Total Agency Mortgage-Backed Securities (cost $78,259,519)		77,523,629

Collateralized Debt Obligations — 1.23%
AGL CLO 17 Series 2022-17A AR 144A 5.253% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	450,000	450,000
AIMCO CLO 17 Series 2022-17A CR 144A 6.19% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	450,000	453,026
Bain Capital Credit CLO 2021-7 Series 2021-7A A1R 144A 5.295% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	600,000	600,000
Ballyrock CLO 27
Series 2024-27A A1A 144A 6.212% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	502,199
Series 2024-27A B 144A 6.762% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	452,596

Barings CLO 2018-II Series 2018-2A CR 144A 6.402% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	450,000	453,170
NQ- 129 [0225] 0425 (4371880)    3

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Canyon Capital CLO 2019-2 Series 2019-2A AR2 144A 5.319% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	250,000	$ 250,000
Canyon CLO 2020-2 Series 2020-2A AR2 144A 5.326% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	350,000	350,000
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •	150,000	150,000
CIFC Funding 2025-I Series 2025-1A D1 144A 6.75% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	150,000
Dryden 109 CLO Series 2022-109A DR 144A 7.009% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	150,000
ICG US CLO 2014-1 Series 2014-1A A1A2 144A 5.755% (TSFR03M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	250,511
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.17% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	150,000
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.271% (TSFR03M + 0.95%, Floor 0.95%) 7/16/35 #, •	1,200,000	1,200,000
Oaktree CLO 2020-1 Series 2020-1A D1RR 144A 6.916% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	150,000
Octagon Investment Partners Series 2021-1A AR 144A 5.309% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,150,000	1,150,000
OFSI BSL XII Series 2023-12A D1R 144A 7.505% (TSFR03M + 3.20%, Floor 3.20%) 1/20/35 #, •	150,000	150,750
OHA Credit Funding Series 2022-11A CR 144A 6.193% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	352,356
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.822% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	200,000	200,000
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 5.945% (TSFR03M + 1.65%, Floor 1.39%) 1/20/34 #, •	250,000	250,466
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.85% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	250,000	251,746
4    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

TCW CLO 2019-2 Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	200,000	$ 200,000
TCW CLO 2024-2 Series 2024-2A C 144A 6.453% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	450,000	453,123
Venture 34 CLO Series 2018-34A AR 144A 5.582% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	467,816	468,546
Venture 42 CLO Series 2021-42A A1A 144A 5.694% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	250,178
Wellington Management CLO 4 Series 2025-4A D1 144A 6.83% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	400,000	400,000
Zais CLO 16 Series 2020-16A A1R2 144A 5.446% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	700,000	700,000
Total Collateralized Debt Obligations (cost $10,517,816)		10,538,667

Corporate Bonds — 13.92%
Automotive — 0.21%
Allison Transmission
144A 3.75% 1/30/31 #	255,000	229,396
144A 5.875% 6/1/29 #	205,000	204,930
Clarios Global
144A 6.75% 2/15/30 #	136,000	139,269
144A 8.50% 5/15/27 #	125,000	125,713

Dana 4.50% 2/15/32	135,000	125,758
Garrett Motion Holdings 144A 7.75% 5/31/32 #	257,000	262,201
Goodyear Tire & Rubber 5.25% 7/15/31	275,000	255,468
Phinia 144A 6.625% 10/15/32 #	89,000	89,575
Wand NewCo 3 144A 7.625% 1/30/32 #	177,000	183,268
ZF North America Capital 144A 6.75% 4/23/30 #	175,000	172,209
		1,787,787
Banking — 2.94%
Banco Santander 8.00% 2/1/34 μ, ψ	255,000	270,316
NQ- 129 [0225] 0425 (4371880)    5

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
1.922% 10/24/31 μ	560,000	$ 479,001
2.884% 10/22/30 μ	20,000	18,408
2.972% 2/4/33 μ	240,000	210,858
3.194% 7/23/30 μ	55,000	51,501
5.518% 10/25/35 μ	2,002,000	1,982,549
6.204% 11/10/28 μ	280,000	290,635

Bank of Montreal 7.70% 5/26/84 μ	815,000	840,135
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	475,000	474,355
4.942% 2/11/31 μ	285,000	288,123
Barclays
6.224% 5/9/34 μ	480,000	505,489
7.625% 3/15/35 μ, ψ	200,000	200,892
Citibank
5.488% 12/4/26	280,000	284,996
5.57% 4/30/34	250,000	258,759
Citigroup
5.61% 9/29/26 μ	265,000	266,525
5.612% 3/4/56 μ	225,000	226,068
6.02% 1/24/36 μ	235,000	239,461
6.75% 2/15/30 μ, ψ	1,235,000	1,239,366
Citizens Financial Group
2.85% 7/27/26	345,000	336,719
5.253% 3/5/31 μ	345,000	348,028
Deutsche Bank
6.00% 10/30/25 μ, ψ	265,000	264,849
6.72% 1/18/29 μ	645,000	675,362
6.819% 11/20/29 μ	180,000	191,340

Fifth Third Bancorp 6.361% 10/27/28 μ	445,000	463,253
Goldman Sachs Group
5.016% 10/23/35 μ	1,705,000	1,668,054
5.561% 11/19/45 μ	1,400,000	1,390,189
5.734% 1/28/56 μ	375,000	382,382
6.484% 10/24/29 μ	290,000	306,643

Huntington Bancshares 6.208% 8/21/29 μ	455,000	474,717
JPMorgan Chase & Co.
3.109% 4/22/51 μ	30,000	20,465
5.012% 1/23/30 μ	380,000	384,175
5.14% 1/24/31 μ	856,000	868,280
6    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
KeyBank
3.40% 5/20/26	500,000	$ 492,466
4.15% 8/8/25	470,000	468,885
5.85% 11/15/27	30,000	30,860

KeyCorp 4.789% 6/1/33 μ	2,000	1,929
Morgan Stanley
5.123% 2/1/29 μ	15,000	15,196
5.516% 11/19/55 μ	1,215,000	1,214,136
5.831% 4/19/35 μ	530,000	552,523
6.138% 10/16/26 μ	155,000	156,503
6.296% 10/18/28 μ	249,000	258,861
PNC Financial Services Group
2.60% 7/23/26	355,000	346,241
5.575% 1/29/36 μ	190,000	194,677

Popular 7.25% 3/13/28	730,000	759,849
Regions Financial
5.502% 9/6/35 μ	650,000	648,654
5.722% 6/6/30 μ	645,000	662,162
State Street
6.123% 11/21/34 μ	1,115,000	1,183,838
6.45% 9/15/30 μ, ψ	280,000	280,736

Truist Bank 4.632% 9/17/29 μ	783,000	769,143
Truist Financial
1.887% 6/7/29 μ	75,000	68,511
4.95% 9/1/25 μ, ψ	85,000	84,888
6.123% 10/28/33 μ	10,000	10,607
US Bancorp
2.491% 11/3/36 μ	65,000	54,013
3.00% 7/30/29	150,000	139,625
3.10% 4/27/26	210,000	206,838
5.046% 2/12/31 μ	285,000	287,158
5.424% 2/12/36 μ	150,000	151,860
5.727% 10/21/26 μ	59,000	59,397

Wells Fargo & Co. 5.244% 1/24/31 μ	215,000	218,569
		25,220,018
Basic Industry — 0.46%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	285,000	286,566
CP Atlas Buyer 144A 7.00% 12/1/28 #	245,000	214,846
FMG Resources August 2006 144A 5.875% 4/15/30 #	290,000	288,986
Freeport-McMoRan 5.45% 3/15/43	1,135,000	1,082,560
NQ- 129 [0225] 0425 (4371880)    7

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	110,000	$ 120,038
LYB International Finance III 5.50% 3/1/34	220,000	220,860
NOVA Chemicals 144A 7.00% 12/1/31 #	176,000	182,277
Novelis 144A 4.75% 1/30/30 #	420,000	396,181
Olin 144A 6.625% 4/1/33 #	130,000	129,616
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	210,747
Quikrete Holdings 144A 6.75% 3/1/33 #	180,000	182,854
Sherwin-Williams 3.30% 5/15/50	475,000	330,140
Standard Building Solutions 144A 6.50% 8/15/32 #	185,000	187,490
Standard Industries 144A 3.375% 1/15/31 #	180,000	158,170
		3,991,331
Brokerage — 0.30%
Blackstone Reg Finance 5.00% 12/6/34	1,630,000	1,611,590
Jefferies Financial Group
2.625% 10/15/31	355,000	304,467
4.15% 1/23/30	170,000	163,608
6.20% 4/14/34	355,000	369,813
6.45% 6/8/27	90,000	93,278
6.50% 1/20/43	70,000	74,437
		2,617,193
Capital Goods — 0.76%
Amentum Holdings 144A 7.25% 8/1/32 #	235,000	240,038
Amphenol 2.20% 9/15/31	930,000	797,505
Amsted Industries 144A 6.375% 3/15/33 #	125,000	125,443
Arcosa 144A 6.875% 8/15/32 #	90,000	92,200
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	405,000	354,017
Boeing
2.196% 2/4/26	645,000	629,523
6.858% 5/1/54	685,000	755,371
Bombardier
144A 7.25% 7/1/31 #	90,000	92,209
144A 8.75% 11/15/30 #	180,000	192,960

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	140,000	142,250
Deere & Co. 5.70% 1/19/55	435,000	461,795
Esab 144A 6.25% 4/15/29 #	190,000	193,280
Goat Holdco 144A 6.75% 2/1/32 #	85,000	85,026
Ingersoll Rand 5.70% 6/15/54	910,000	921,435
Manitowoc 144A 9.25% 10/1/31 #	95,000	99,869
8    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	120,000	$ 121,970
144A 9.25% 4/15/27 #	110,000	111,739

Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	100,000	100,290
Sealed Air
144A 5.00% 4/15/29 #	260,000	253,748
144A 6.50% 7/15/32 #	65,000	66,669

Terex 144A 6.25% 10/15/32 #	175,000	174,025
TransDigm 144A 6.625% 3/1/32 #	515,000	525,421
		6,536,783
Communications — 0.75%
AT&T
1.70% 3/25/26	215,000	208,697
3.50% 9/15/53	620,000	432,242
4.35% 3/1/29	280,000	277,406
6.30% 1/15/38	375,000	408,874

Charter Communications Operating 3.85% 4/1/61	585,000	364,609
Crown Castle 2.90% 4/1/41	825,000	594,824
Meta Platforms
4.75% 8/15/34	920,000	916,462
5.40% 8/15/54	255,000	254,296

Rogers Communications 5.30% 2/15/34	925,000	916,145
T-Mobile USA
3.00% 2/15/41	440,000	324,339
3.75% 4/15/27	130,000	127,988
5.75% 1/15/34	525,000	549,661

Verizon Communications 2.875% 11/20/50	1,665,000	1,069,250
		6,444,793
Consumer Cyclical — 0.37%
Ford Motor Credit
6.80% 5/12/28	470,000	485,545
6.95% 6/10/26	290,000	295,649

General Motors Financial 5.95% 4/4/34	975,000	987,155
VICI Properties
144A 4.625% 12/1/29 #	125,000	121,563
4.95% 2/15/30	1,325,000	1,317,881
		3,207,793
NQ- 129 [0225] 0425 (4371880)    9

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Goods — 0.05%
Cerdia Finanz 144A 9.375% 10/3/31 #	200,000	$ 210,110
Fiesta Purchaser
144A 7.875% 3/1/31 #	87,000	89,902
144A 9.625% 9/15/32 #	80,000	84,592
		384,604
Consumer Non-Cyclical — 0.59%
Bunge Limited Finance
1.63% 8/17/25	150,000	147,963
2.75% 5/14/31	565,000	502,196
4.20% 9/17/29	290,000	284,869

Campbell's Company 5.20% 3/19/27	740,000	750,082
Eli Lilly & Co.
5.10% 2/12/35	285,000	291,415
5.50% 2/12/55	200,000	206,568

Gilead Sciences 4.80% 4/1/44	1,135,000	1,051,652
HCA
5.45% 9/15/34	405,000	403,776
6.00% 4/1/54	775,000	767,755

Royalty Pharma 3.35% 9/2/51	735,000	486,579
Sysco 5.10% 9/23/30	175,000	177,490
		5,070,345
Electric — 0.93%
AEP Transmission 5.40% 3/15/53	5,000	4,923
American Electric Power 5.699% 8/15/25	1,000,000	1,003,384
Appalachian Power 4.50% 8/1/32	285,000	273,128
Berkshire Hathaway Energy 2.85% 5/15/51	210,000	131,318
Calpine
144A 4.625% 2/1/29 #	95,000	91,114
144A 5.125% 3/15/28 #	90,000	88,725

Constellation Energy Generation 5.75% 3/15/54	905,000	892,119
Dominion Energy
Series A 6.875% 2/1/55 μ	515,000	533,987
Series B 7.00% 6/1/54 μ	590,000	623,982

Entergy Louisiana 4.00% 3/15/33	90,000	84,374
Entergy Mississippi 2.85% 6/1/28	150,000	142,686
Lightning Power 144A 7.25% 8/15/32 #	220,000	228,792
10    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
3.00% 1/15/52	905,000	$ 578,962
5.65% 5/1/79 μ	55,000	54,279
6.375% 8/15/55 μ	100,000	100,589
6.50% 8/15/55 μ	125,000	126,902

NRG Energy 144A 6.25% 11/1/34 #	180,000	180,738
Oglethorpe Power
3.75% 8/1/50	520,000	378,627
4.50% 4/1/47	225,000	190,337
6.20% 12/1/53	320,000	339,053
Pacific Gas & Electric
2.10% 8/1/27	30,000	28,019
2.50% 2/1/31	45,000	38,798
3.25% 6/1/31	25,000	22,358
PacifiCorp
2.90% 6/15/52	425,000	260,675
5.35% 12/1/53	5,000	4,684

Southern California Edison 4.875% 3/1/49	165,000	141,506
Southwestern Electric Power 4.10% 9/15/28	165,000	162,213
Vistra
144A 7.00% 12/15/26 #, μ, ψ	465,000	473,040
144A 8.00% 10/15/26 #, μ, ψ	200,000	205,880
Vistra Operations
144A 4.30% 7/15/29 #	215,000	208,748
144A 6.95% 10/15/33 #	380,000	414,358
		8,008,298
Energy — 1.40%
Archrock Partners 144A 6.625% 9/1/32 #	180,000	182,327
BP Capital Markets 4.875% 3/22/30 μ, ψ	200,000	192,666
BP Capital Markets America
2.721% 1/12/32	80,000	70,150
2.939% 6/4/51	94,000	60,490
4.812% 2/13/33	10,000	9,875
5.227% 11/17/34	1,540,000	1,554,589

Civitas Resources 144A 8.625% 11/1/30 #	200,000	210,611
ConocoPhillips 5.00% 1/15/35	1,250,000	1,243,490
Enbridge
5.75% 7/15/80 μ	130,000	126,872
6.70% 11/15/53	420,000	465,499
7.20% 6/27/54 μ	420,000	433,479
NQ- 129 [0225] 0425 (4371880)    11

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.25% 4/15/29	170,000	$ 172,582
5.75% 2/15/33	408,000	420,105
6.25% 4/15/49	190,000	194,669
6.50% 11/15/26 μ, ψ	445,000	446,777
Enterprise Products Operating
3.20% 2/15/52	695,000	469,985
5.35% 1/31/33	5,000	5,133

EQM Midstream Partners 144A 4.75% 1/15/31 #	465,000	449,221
Expand Energy 5.375% 3/15/30	70,000	69,626
Genesis Energy
7.75% 2/1/28	90,000	91,091
7.875% 5/15/32	45,000	45,307

Gulfport Energy Operating 144A 6.75% 9/1/29 #	185,000	189,027
Hilcorp Energy I
144A 6.00% 4/15/30 #	300,000	289,394
144A 6.00% 2/1/31 #	40,000	38,150
144A 6.25% 4/15/32 #	68,000	65,069

Kinder Morgan 5.95% 8/1/54	300,000	300,525
Matador Resources 144A 6.25% 4/15/33 #	130,000	128,057
Murphy Oil 6.00% 10/1/32	71,000	68,910
Nabors Industries
144A 8.875% 8/15/31 #	75,000	67,569
144A 9.125% 1/31/30 #	70,000	71,230

NGL Energy Operating 144A 8.375% 2/15/32 #	180,000	182,997
Noble Finance II 144A 8.00% 4/15/30 #	135,000	136,519
NuStar Logistics
5.625% 4/28/27	378,000	380,039
6.00% 6/1/26	117,000	117,738

Occidental Petroleum 6.125% 1/1/31	1,030,000	1,069,775
ONEOK 5.70% 11/1/54	185,000	178,350
SM Energy
144A 6.75% 8/1/29 #	65,000	65,151
144A 7.00% 8/1/32 #	78,000	78,088

Sunoco 144A 7.25% 5/1/32 #	105,000	109,638
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	332,849
Transocean
144A 8.00% 2/1/27 #	251,000	251,079
144A 8.50% 5/15/31 #	85,000	83,992
12    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
USA Compression Partners
6.875% 9/1/27	178,000	$ 179,059
144A 7.125% 3/15/29 #	76,000	78,155
Venture Global LNG
144A 7.00% 1/15/30 #	85,000	86,225
144A 8.375% 6/1/31 #	165,000	172,052

Vital Energy 144A 7.875% 4/15/32 #	175,000	168,830
Weatherford International 144A 8.625% 4/30/30 #	232,000	239,689
		12,042,700
Financials — 1.04%
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	140,935
3.65% 7/21/27	505,000	492,672
4.45% 4/3/26	645,000	644,066
Air Lease
2.875% 1/15/26	560,000	551,377
2.875% 1/15/32	300,000	262,008
3.00% 2/1/30	175,000	160,580
4.65% 6/15/26 μ, ψ	135,000	132,853

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	1,260,000	1,319,955
Aviation Capital Group
144A 1.95% 1/30/26 #	830,000	808,386
144A 3.50% 11/1/27 #	445,000	428,908
144A 6.25% 4/15/28 #	15,000	15,574

Avolon Holdings Funding 144A 4.95% 1/15/28 #	150,000	149,627
Azorra Finance 144A 7.75% 4/15/30 #	185,000	188,138
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	755,000	754,954
6.00% 1/29/32	155,000	154,833
144A 6.00% 11/22/34 #	645,000	636,393

Block 144A 6.50% 5/15/32 #	135,000	137,917
Blue Owl Credit Income 144A 6.60% 9/15/29 #	225,000	231,337
California Buyer 144A 6.375% 2/15/32 #	150,000	148,832
Focus Financial Partners 144A 6.75% 9/15/31 #	178,000	179,597
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	185,000	189,446
Jefferies Finance
144A 5.00% 8/15/28 #	200,000	191,206
144A 6.625% 10/15/31 #	200,000	199,862

NQ- 129 [0225] 0425 (4371880)    13

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)

OneMain Finance 6.625% 5/15/29	123,000	$ 125,527
PennyMac Financial Services 144A 6.875% 2/15/33 #	125,000	125,185
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	201,000
144A 7.00% 2/10/30 #, μ, ψ	200,000	200,422

UWM Holdings 144A 6.625% 2/1/30 #	131,000	132,192
		8,903,782
Healthcare — 0.17%
AthenaHealth Group 144A 6.50% 2/15/30 #	55,000	53,410
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	405,000	369,255
CHS 144A 4.75% 2/15/31 #	245,000	199,210
DaVita
144A 3.75% 2/15/31 #	140,000	122,918
144A 4.625% 6/1/30 #	115,000	106,737

Grifols 144A 4.75% 10/15/28 #	200,000	189,246
Medline Borrower 144A 5.25% 10/1/29 #	128,000	124,184
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	140,000	138,772
Surgery Center Holdings 144A 7.25% 4/15/32 #	190,000	190,293
		1,494,025
Insurance — 1.23%
200 Park Funding Trust 144A 5.74% 2/15/55 #	230,000	232,671
Aon 5.00% 9/12/32	755,000	759,309
Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	329,895
Arthur J Gallagher & Co. 5.55% 2/15/55	670,000	659,283
Athene Global Funding 144A 1.985% 8/19/28 #	55,000	49,973
Athene Holding
3.95% 5/25/51	780,000	579,046
6.625% 10/15/54 μ	675,000	677,844

Beacon Funding Trust 144A 6.266% 8/15/54 #	1,165,000	1,183,066
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	203,810
144A 8.125% 2/15/32 #	200,000	205,146
HUB International
144A 5.625% 12/1/29 #	220,000	216,038
144A 7.375% 1/31/32 #	200,000	205,381

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	235,000	250,387
Marsh & McLennan 5.35% 11/15/44	1,520,000	1,513,426
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,325,000	1,339,322
14    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	$ 584,983
Panther Escrow Issuer 144A 7.125% 6/1/31 #	185,000	190,511
Pine Street Trust III 144A 6.223% 5/15/54 #	1,140,000	1,197,257
USI 144A 7.50% 1/15/32 #	155,000	162,287
		10,539,635
Leisure — 0.29%
Boyd Gaming 144A 4.75% 6/15/31 #	250,000	235,704
Caesars Entertainment
144A 6.00% 10/15/32 #	180,000	175,635
144A 6.50% 2/15/32 #	135,000	137,015
144A 7.00% 2/15/30 #	310,000	319,524
Carnival
144A 5.75% 3/1/27 #	80,000	80,254
144A 6.00% 5/1/29 #	160,000	160,526
144A 6.125% 2/15/33 #	131,000	132,009

Life Time 144A 6.00% 11/15/31 #	180,000	180,778
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	544,000	546,907
Scientific Games Holdings 144A 6.625% 3/1/30 #	380,000	373,965
Six Flags Entertainment 144A 6.625% 5/1/32 #	185,000	189,645
		2,531,962
Media — 0.42%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	100,000	94,798
AMC Networks 4.25% 2/15/29	290,000	226,009
CCO Holdings
144A 4.50% 8/15/30 #	335,000	306,794
4.50% 5/1/32	110,000	96,993
144A 5.375% 6/1/29 #	330,000	321,191

Cimpress 144A 7.375% 9/15/32 #	150,000	144,864
CMG Media 144A 8.875% 6/18/29 #	200,000	167,540
CSC Holdings
144A 4.50% 11/15/31 #	200,000	146,755
144A 5.00% 11/15/31 #	200,000	102,851

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	213,000	74,816
Gray Media
144A 4.75% 10/15/30 #	238,000	140,428
144A 5.375% 11/15/31 #	285,000	165,774

McGraw-Hill Education 144A 7.375% 9/1/31 #	215,000	220,076
Midcontinent Communications 144A 8.00% 8/15/32 #	175,000	179,349
Sirius XM Radio 144A 4.00% 7/15/28 #	680,000	639,241
Snap 144A 6.875% 3/1/33 #	180,000	182,366
NQ- 129 [0225] 0425 (4371880)    15

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Stagwell Global 144A 5.625% 8/15/29 #	190,000	$ 184,225
Univision Communications 144A 7.375% 6/30/30 #	185,000	180,895
		3,574,965
Real Estate — 0.09%
Iron Mountain
144A 4.50% 2/15/31 #	320,000	297,039
144A 5.25% 3/15/28 #	380,000	375,294

Starwood Property Trust 144A 6.50% 7/1/30 #	57,000	57,869
		730,202
Real Estate Investment Trusts — 0.11%
American Homes 4 Rent 5.25% 3/15/35	935,000	930,067
		930,067
Retail — 0.22%
Asbury Automotive Group
144A 4.625% 11/15/29 #	65,000	62,001
4.75% 3/1/30	170,000	161,714
Bath & Body Works
6.875% 11/1/35	435,000	451,440
6.95% 3/1/33	111,000	112,809
Carvana
PIK 144A 9.00% 6/1/30 #, >	69,225	73,553
PIK 144A 9.00% 6/1/31 #, >>	68,694	78,149

Magnera 144A 7.25% 11/15/31 #	125,000	125,662
Murphy Oil USA 144A 3.75% 2/15/31 #	395,000	353,651
PetSmart 144A 7.75% 2/15/29 #	250,000	242,127
Victra Holdings 144A 8.75% 9/15/29 #	225,000	239,332
		1,900,438
Services — 0.21%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	53,000	52,104
Prime Security Services Borrower 144A 5.75% 4/15/26 #	533,000	535,765
Resideo Funding 144A 6.50% 7/15/32 #	157,000	158,548
S&S Holdings 144A 8.375% 10/1/31 #	130,000	129,678
Staples 144A 10.75% 9/1/29 #	180,000	172,127
United Rentals North America 3.875% 2/15/31	306,000	279,979
Waste Pro USA 144A 7.00% 2/1/33 #	90,000	91,350
White Cap Buyer 144A 6.875% 10/15/28 #	340,000	339,961
		1,759,512
16    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 0.66%
Accenture Capital
4.25% 10/4/31	770,000	$ 753,989
4.50% 10/4/34	665,000	645,474
Broadcom
144A 3.187% 11/15/36 #	1,165,000	959,750
5.05% 7/12/29	35,000	35,492

CDW 3.276% 12/1/28	390,000	368,342
Foundry JV Holdco 144A 6.10% 1/25/36 #	295,000	307,556
KLA 4.95% 7/15/52	1,505,000	1,409,313
Leidos 5.50% 3/15/35	305,000	307,489
Marvell Technology 2.45% 4/15/28	520,000	485,621
Oracle 6.00% 8/3/55	395,000	403,843
		5,676,869
Technology & Electronics — 0.21%
Cloud Software Group 144A 6.50% 3/31/29 #	290,000	285,481
CommScope 144A 8.25% 3/1/27 #	122,000	120,264
CommScope Technologies 144A 5.00% 3/15/27 #	55,000	51,956
Entegris 144A 5.95% 6/15/30 #	335,000	335,926
Seagate HDD Cayman 5.75% 12/1/34	125,000	123,009
Sensata Technologies 144A 4.00% 4/15/29 #	255,000	237,302
UKG 144A 6.875% 2/1/31 #	610,000	626,483
Zebra Technologies 144A 6.50% 6/1/32 #	50,000	50,861
		1,831,282
Telecommunications — 0.28%
Connect Finco 144A 9.00% 9/15/29 #	275,000	252,371
Consolidated Communications
144A 5.00% 10/1/28 #	215,000	205,409
144A 6.50% 10/1/28 #	270,000	263,565
Frontier Communications Holdings
5.875% 11/1/29	80,000	80,091
144A 6.00% 1/15/30 #	345,000	346,546
144A 6.75% 5/1/29 #	185,000	187,522

Iliad Holding SASU 144A 8.50% 4/15/31 #	200,000	213,178
Rogers Communications 7.125% 4/15/55 μ	150,000	150,960
Sable International Finance 144A 7.125% 10/15/32 #	200,000	196,251
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	405,000	355,449
VZ Secured Financing 144A 5.00% 1/15/32 #	200,000	176,551
		2,427,893
NQ- 129 [0225] 0425 (4371880)    17

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 0.23%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	$ 199,672
CSX
4.75% 5/30/42		320,000	299,322
4.90% 3/15/55		665,000	614,350

Genesee & Wyoming 144A 6.25% 4/15/32 #		185,000	186,747
Union Pacific
5.10% 2/20/35		265,000	268,478
5.60% 12/1/54		390,000	398,659
			1,967,228
Total Corporate Bonds (cost $119,728,184)			119,579,505

Municipal Bonds — 0.05%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50		185,000	219,312
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41		105,000	122,052
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45		60,000	54,861
Total Municipal Bonds (cost $483,923)			396,225

Non-Agency Asset-Backed Securities — 1.03%
Chase Issuance Trust Series 2024-A1 A 4.62% 1/16/29		1,300,000	1,308,149
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #		250,000	235,629
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #		243,125	225,001
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #		41,299	41,299
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26		140,000	139,773
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #		150,000	151,650
GreatAmerica Leasing Receivables Series 2024-1 A3 144A 4.98% 1/18/28 #		1,600,000	1,614,792
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #		500,000	502,234
18    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	$ 130
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,010,561
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,614,264
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	505,000	506,942
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	436,633
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	98,932
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	190,000	191,150
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	810,000	814,541
Total Non-Agency Asset-Backed Securities (cost $9,994,807)		8,891,680

Non-Agency Collateralized Mortgage Obligations — 0.37%
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.853% (SOFR + 1.50%, Floor 1.50%) 1/25/45 #, •	510,000	512,966
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 5.852% (SOFR + 1.50%) 10/25/43 #, •	732,573	735,313
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.202% (SOFR + 1.85%) 11/25/43 #, •	279,113	282,778
Series 2024-DNA3 M2 144A 5.802% (SOFR + 1.45%) 10/25/44 #, •	780,000	782,192
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.406% 6/25/29 #, •	42,372	40,637
Series 2014-2 B2 144A 3.406% 6/25/29 #, •	42,373	40,489
Series 2015-4 B1 144A 3.518% 6/25/45 #, •	80,972	75,471
Series 2015-4 B2 144A 3.518% 6/25/45 #, •	80,972	75,045
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	39,241	32,228
JPMorgan Trust
Series 2015-5 B2 144A 5.94% 5/25/45 #, •	34,528	34,488
Series 2015-6 B1 144A 3.50% 10/25/45 #, •	69,453	66,513
Series 2015-6 B2 144A 3.50% 10/25/45 #, •	69,453	66,190

NQ- 129 [0225] 0425 (4371880)    19

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •		76,445	$ 62,861
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.937% 1/25/45 #, •		14,932	14,466
Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •		8,180	8,053
WST Trust Series 2019-1 A 5.239% (BBSW1M + 1.08%) 8/18/50 •	AUD	500,225	311,911
Total Non-Agency Collateralized Mortgage Obligations (cost $3,188,698)			3,141,601

Non-Agency Commercial Mortgage-Backed Securities — 1.85%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	91,319
Series 2019-BN20 A3 3.011% 9/15/62		250,000	229,955
Series 2019-BN21 A5 2.851% 10/17/52		725,000	657,970
Series 2020-BN25 A5 2.649% 1/15/63		850,000	764,164
Series 2020-BN26 A4 2.403% 3/15/63		650,000	577,445
Series 2022-BNK40 A4 3.393% 3/15/64 •		1,000,000	906,159

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	326,674
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	748,231
Series 2020-B18 A5 1.925% 7/15/53		1,000,000	858,122
Series 2020-B19 A5 1.85% 9/15/53		455,000	389,499
Series 2020-B21 A5 1.978% 12/17/53		925,000	788,168
Series 2021-B24 A5 2.584% 3/15/54		260,000	226,075
Series 2021-B25 A5 2.577% 4/15/54		1,450,000	1,260,709
Series 2022-B33 A5 3.458% 3/15/55		1,000,000	904,506
Series 2022-B34 A5 3.786% 4/15/55 •		350,000	319,706
Series 2022-B35 A5 4.443% 5/15/55 •		145,000	138,829

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52		350,000	318,208
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57		250,000	228,219
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54		100,000	97,916
20    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust Series 2020-K737 B 144A 3.328% 1/25/53 #, •	2,000,000	$ 1,949,702
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	86,347
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	339,405
Series 2017-GS6 A3 3.433% 5/10/50	515,000	498,000
Series 2019-GC39 A4 3.567% 5/10/52	580,000	544,710
Series 2019-GC42 A4 3.001% 9/10/52	1,280,000	1,174,395
Series 2020-GC47 A5 2.377% 5/12/53	250,000	221,576

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	150,000	148,628
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	337,043
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	835,000	805,386
Total Non-Agency Commercial Mortgage-Backed Securities (cost $17,203,237)		15,937,066

US Treasury Obligations — 4.85%
US Treasury Bonds
3.875% 2/15/43	1,765,000	1,629,316
4.125% 8/15/44	735,000	695,379
4.50% 11/15/54	7,220,000	7,241,435
4.625% 5/15/44	1,075,000	1,088,164
4.625% 11/15/44	1,560,000	1,577,550

US Treasury Floating Rate Notes 4.46% (USBMMY3M + 0.21%) 10/31/26 •	6,475,000	6,489,743
US Treasury Notes
3.875% 8/15/34	1,190,000	1,160,901
4.00% 7/31/29	2,155,000	2,154,916
4.00% 2/28/30	2,275,000	2,274,733
4.125% 10/31/29	1,550,000	1,557,538
4.25% 11/15/34	3,095,000	3,107,573
4.375% 7/15/27	3,265,000	3,294,398
4.50% 12/31/31	4,280,000	4,382,319
4.625% 2/15/35	2,860,000	2,958,983
5.00% 9/30/25	2,065,000	2,073,619
Total US Treasury Obligations (cost $41,334,266)		41,686,567
NQ- 129 [0225] 0425 (4371880)    21

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 54.96%
Communication Services — 3.83%
Alphabet Class A	14,967	$ 2,548,581
Alphabet Class C	16,288	2,805,119
AT&T	208,133	5,704,926
Electronic Arts	26,279	3,393,144
Interpublic Group	25,688	703,851
KDDI	8,800	286,983
Meta Platforms Class A	12,384	8,274,989
Publicis Groupe	4,230	420,076
Verizon Communications	117,686	5,072,267
Walt Disney	32,813	3,734,119
		32,944,055
Consumer Discretionary — 5.80%
adidas	1,437	367,313
Amadeus IT Group	13,800	1,042,105
Bath & Body Works	2,663	96,480
Best Buy	43,670	3,926,370
Booking Holdings	729	3,656,671
Buckle	53,972	2,161,579
eBay	33,537	2,171,185
Genuine Parts	24,901	3,109,637
H & M Hennes & Mauritz Class B	22,685	304,177
Home Depot	15,605	6,188,943
Kering	1,423	398,706
Lowe's	14,256	3,544,612
LVMH Moet Hennessy Louis Vuitton	1,331	961,727
NIKE Class B	73,781	5,860,425
PulteGroup	35,687	3,685,753
Ross Stores	24,805	3,480,638
Sodexo	9,596	737,124
Starbucks	21,056	2,438,495
TJX	45,867	5,722,367
		49,854,307
Consumer Staples — 3.06%
Altria Group	102,011	5,697,314
Anheuser-Busch InBev	15,623	934,986
Asahi Group Holdings	16,400	203,416
Conagra Brands	125,798	3,212,881
Danone	9,835	701,893
Diageo	33,143	907,436
Hershey	19,349	3,341,766
22    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Kao	16,000	$ 688,407
Kimberly-Clark	3,647	517,910
Koninklijke Ahold Delhaize	27,250	960,257
Nestle	8,847	854,033
Philip Morris International	45,751	7,104,215
Seven & i Holdings	17,000	242,528
Unilever	16,625	941,987
		26,309,029
Energy — 2.16%
Chevron	42,842	6,795,598
Chord Energy	3,191	364,731
EOG Resources	8,114	1,029,991
Exxon Mobil	92,950	10,348,124
		18,538,444
Financials — 11.29%
Allstate	20,901	4,162,434
Ally Financial	54,034	2,004,661
American Financial Group	30,532	3,855,581
Ameriprise Financial	7,822	4,202,761
Artisan Partners Asset Management Class A	38,684	1,633,239
Bank of America	83,100	3,830,910
Bank of New York Mellon	64,426	5,730,693
Blackrock	4,990	4,879,122
Blackstone	24,187	3,897,977
Citizens Financial Group	102,834	4,706,712
Corebridge Financial	138,159	4,791,354
Fidelity National Financial	49,461	3,191,718
Fidelity National Information Services	48,275	3,433,318
Fifth Third Bancorp	52,413	2,278,393
KeyCorp	259,327	4,491,544
MetLife	58,997	5,084,362
MNSN Holdings =, †	115	575
Pluxee	18,095	406,951
PNC Financial Services Group	13,250	2,542,940
Principal Financial Group	49,970	4,449,329
Prudential Financial	40,143	4,620,459
Regions Financial	57,096	1,353,746
Sberbank of Russia PJSC =	52,870	0
State Street	29,819	2,958,939
Synchrony Financial	66,932	4,061,434
NQ- 129 [0225] 0425 (4371880)    23

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Travelers	15,907	$ 4,111,800
Truist Financial	80,628	3,737,108
US Bancorp	79,900	3,747,310
Western Union	260,392	2,820,045
		96,985,415
Healthcare — 6.92%
AbbVie	34,060	7,119,562
Baxter International	110,800	3,823,708
Bristol-Myers Squibb	62,237	3,710,570
Cardinal Health	32,986	4,271,027
Cencora	17,216	4,364,945
Cigna Group	11,482	3,546,216
Coloplast Class B	4,161	443,127
Gilead Sciences	49,449	5,652,515
Hologic †	50,131	3,177,804
Johnson & Johnson	24,800	4,092,496
McKesson	5,975	3,825,553
Merck & Co.	82,167	7,579,906
Novo Nordisk Class B	10,478	950,529
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	85,092	2,248,982
Roche Holding	3,193	1,063,366
SIGA Technologies	510,390	2,802,041
Smith & Nephew	55,550	806,337
		59,478,684
Industrials — 4.56%
CSX	112,400	3,597,924
Dover	18,134	3,604,495
DSV	2,560	514,539
EMCOR Group	348	142,301
Expeditors International of Washington	28,422	3,335,606
Intertek Group	10,864	705,115
Jacobs Solutions	27,515	3,524,947
Knorr-Bremse	6,509	564,598
Kone Class B	10,127	571,620
Lockheed Martin	2,926	1,317,783
Makita	22,700	744,797
Masco	52,684	3,960,783
Northrop Grumman	8,250	3,809,355
24    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Otis Worldwide	38,035	$ 3,795,132
Paychex	33,696	5,110,672
REV Group	90,394	2,757,017
Securitas Class B	77,412	1,119,138
		39,175,822
Information Technology — 15.54%
Accenture Class A	10,076	3,511,486
Analog Devices	17,145	3,944,379
Apple	110,549	26,735,170
Applied Materials	18,597	2,939,628
ASML Holding	465	330,741
Broadcom	32,469	6,475,293
CDW	21,100	3,760,020
Cisco Systems	129,526	8,303,912
Cognizant Technology Solutions Class A	44,383	3,698,436
Dell Technologies Class C	30,161	3,099,344
HP	117,648	3,631,794
Lam Research	47,950	3,679,683
Microsoft	44,692	17,742,277
Monolithic Power Systems	4,822	2,946,290
NetApp	34,669	3,460,313
NVIDIA	183,858	22,967,541
Oracle	21,402	3,554,016
QUALCOMM	27,502	4,322,489
SAP	4,167	1,156,349
Seagate Technology Holdings	31,831	3,243,897
Teledyne Technologies †	7,804	4,019,216
		133,522,274
Materials — 0.88%
Air Liquide	4,949	908,144
Dow	63,561	2,422,310
DuPont de Nemours	44,371	3,628,217
LyondellBasell Industries Class A	7,405	568,926
		7,527,597
Real Estate — 0.47%
Equity Residential	54,955	4,076,012
Spirit MTA REIT =, †, π	677	0
		4,076,012
NQ- 129 [0225] 0425 (4371880)    25

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.45%
Duke Energy	32,703	$ 3,842,276
		3,842,276
Total Common Stocks (cost $366,272,089)		472,253,915

Preferred Stocks — 0.10%
Henkel AG & Co. 2.18% ω	9,090	784,208
SVB Financial Trust 11.00%	133	64,505
Total Preferred Stocks (cost $810,133)		848,713

Exchange-Traded Funds — 9.35%
iShares Core US Aggregate Bond ETF	305,138	30,284,947
iShares iBoxx High Yield Corporate Bond ETF	103,288	8,276,467
Vanguard S&P 500 ETF	76,417	41,748,900
Total Exchange-Traded Funds (cost $78,414,191)		80,310,314

Limited Liability Corporation — 1.23%
SC Hixson <<, =, π	7,200,000	10,606,320
Total Limited Liability Corporation (cost $4,446,000)		10,606,320

Short-Term Investments — 3.48%
Money Market Mutual Funds — 3.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.25%)	7,461,702	7,461,702
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.24%)	7,461,702	7,461,702
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.33%)	7,461,702	7,461,702
26    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.29%)	7,461,702	$ 7,461,702
Total Short-Term Investments (cost $29,846,808)		29,846,808
Total Value of Securities—101.48% (cost $760,922,351)		871,930,385

Liabilities Net of Receivables and Other Assets—(1.48)%★		(12,688,807)
Net Assets Applicable to 57,277,911 Shares Outstanding—100.00%		$859,241,578
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $64,076,967, which represents 7.46% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
NQ- 129 [0225] 0425 (4371880)    27

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
†	Non-income producing security.
★	Includes $678,739 cash collateral held at broker for futures contracts as of February 28, 2025.
<<	Affiliated company.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2025, the aggregate value of restricted securities was $10,606,320, which represented 1.23% of the Fund’s net assets. See the following table for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
SC Hixson	10/10/24	$4,446,000	$10,606,320
Spirit MTA REIT	1/2/20	—	—
Total		$4,446,000	$10,606,320
28    NQ- 129 [0225] 0425 (4371880)

(Unaudited)
The following futures contracts were outstanding at February 28, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
135	US Treasury 2 yr Notes	$27,940,781	$27,833,523	6/30/25	$107,258	$—	$44,297
121	US Treasury 5 yr Notes	13,060,438	12,939,709	6/30/25	120,729	—	40,649
62	US Treasury 10 yr Notes	6,887,812	6,801,750	6/18/25	86,062	—	28,093
(144)	US Treasury 10 yr Ultra Notes	(16,452,000)	(16,257,325)	6/18/25	—	(194,675)	(72,000)
193	US Treasury Long Bonds	22,792,094	22,421,673	6/18/25	370,421	—	114,594
(86)	US Treasury Ultra Bonds	(10,674,750)	(10,593,895)	6/18/25	—	(80,855)	(61,813)
Total Futures Contracts			$43,145,435		$684,470	$(275,530)	$93,820
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BBSW1M – Bank Bill Swap Rate 1 Month
NQ- 129 [0225] 0425 (4371880)    29

Consolidated schedule of investments
Macquarie Wealth Builder Fund   (Unaudited)
Summary of abbreviations: (continued)
BDC – Business Development Company
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
30    NQ- 129 [0225] 0425 (4371880)